Reserves (Tables)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reserves [Abstract]
Schedule of Reserves
	2026 A$	2025 A$
Share Option Reserve	21,208,868	2,682,413

Performance Rights Reserve	25,149,099	155,792

Total share based payment reserve	46,357,967	2,838,205

Other reserves	(868,134)	(844,198)

Total reserves	45,489,833	1,994,007

Schedule of Share Option Reserve

Share based payments are in line with the Resolution Minerals Ltd remuneration policy. Listed below are summaries of options and performance rights granted:

Share Option Reserve	Number of Options	A$	Weighted average exercise price

Balance at 30 June 2024[1]	140,044,475	1,680,217	$0.088
Granted – Director remuneration	62,500,000	332,734	$0.018
Granted – Employees	5,000,000	25,395	$0.018
Granted – Brokers	15,409,091	91,846	$0.018
Granted – Advisors	87,613,636	554,700	$0.018
Granted – free attaching placement / bonus to shareholders	120,164,487	-	$0.018
Exercised	(892,969)	-	$0.018
Lapsed	(2,765,750)	(2,479)	$0.038
Balance at 30 June 2025	427,072,970	2,682,413	$0.0397
Granted – Purchase of Horse Heaven project	282,406,445	16,944,388	$0.018
Granted – Purchase of Horse Heaven project	38,500,000	462,000	$0.100
Granted – Employees	3,000,000	130,648	$0.200
Granted – Brokers	34,615,385	1,476,923	$0.048
Granted – Advisors	24,500,000	472,516	$0.060
Granted – free attaching placement / bonus to shareholders	465,571,902	-	$0.083
Exercised	(184,671,503)	-	$0.018
Lapsed	(91,903,686)	(960,020)	$0.013
Balance at 30 June 2026	999,091,513	21,208,868	$0.055

All options vested upon issue.

[1]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security.

Schedule of Performance Rights Reserve
Performance Rights Reserve	Number of Rights	A$

Balance at 30 June 2024[1]	11,936,213	108,881
Granted – KMP, employees and consultants	5,000,000	55,000
Granted in prior year and expensed in current period	-	27,099
Exercised	(136,250)	(6,540)
Forfeited	(8,462,500)	(28,648)
Balance at 30 June 2025	8,337,463	155,792
Granted – KMP, employees and consultants	235,000,000	10,824,090
Granted – Advisors	377,550,000	23,565,550
Granted in prior year and expensed in current period	-	7,242
Exercised	(117,096,650)	(9,358,644)
Lapsed – employees	(127,063)	(17,280)
Forfeited - employees	(375,000)	(27,651)
Balance at 30 June 2026	503,288,750	25,149,099

[1]	During the year there was a consolidation of share capital through a conversion of every eight (8) existing securities into one (1) security.

Performance Rights Reserve	Number of Rights	$

Balance at 1 July 2023	5,439,338	167,855
Granted – KMP, employees and consultants	17,756,250	252,261
Exercised	(338,125)	(30,945)
Forfeited	(10,921,250)	(280,290)
Balance at 30 June 2024[1]	11,936,213	108,881
Granted – KMP, employees and consultants	5,000,000	55,000
Granted in prior year and expensed in current period	-	27,099
Exercised	(136,250)	(6,540)
Forfeited	(8,462,500)	(28,648)
Balance at 30 June 2025	8,337,463	155,792

Schedule of Reconciliation of Share Based Payments Reserve Movements
Reconciliation of share based payments reserve movements	2026 A$	2025 A$

Options issued to directors / employees	130,648	355,650
Rights issued to directors / employees	10,831,333	60,165
Forfeited performance rights - employees	(27,651)	(21,600)
Employee benefits expense - share based payments[1]	10,934,330	394,215

Options issued - corporate advisory	397,516	-
Rights issued - corporate advisory	23,557,002	-
Share based payments - corporate advisory	23,954,518	-

Rights issued - technical services	8,548	21,934
Rights forfeited - technical services	-	(7,048)
Share based payments – technical services	8,548	14,886

Other	74,999	356,846
Total movement recongnised in Statement of Profit or Loss and Other Comprehensive Income	34,972,395	765,947

Capitalised as exploration and evaluation expenditure
Options for project acquisition - Horse Heaven	17,406,388	-

Capital raising costs
Options issued to brokers	1,476,923	289,698

Transfer to issued capital
Performance rights exercised	(9,358,644)	(6,540)

Transfer to accumulated losses
Lapsed performance rights - employees	(17,280)	-
Lapsed options	(960,020)	-
Total transfer to accumulated losses	(977,300)	-

Total movement in share based payment reserve	43,519,762	1,049,105

[1]	excluding shares issued to employees as remuneration

Reconciliation of share based payments reserve movements	2025 $	2024 $

Rights issued to directors / employees / contractors	82,099	252,261

Options issued to directors / employees / contractors	358,129	751,421

Options issued to brokers / consultants	646,544	-

Options / rights exercised	(6,540)	(30,982)

Forfeited performance rights	(28,648)	(280,290)

Lapsed options	(2,479)	(192,342)

Total share based payments	1,049,105	500,068

Options / rights recognised in the statement of financial position	(283,158)	223,324

Net share based payments recognised in the statement of profit and loss (inclusive of forfeitures not relevant to key management personnel)	765,947	723,392
Share based payments classified as employee benefit expense or other expenses in profit or loss	(751,061)	(666,759)
Share based payment expense	14,886	56,633

Schedule of Options

During the fiscal year ended 30 June 2026, the Group issued 383,021,830 Share options, excluding free attaching options and 612,550,000 Performance Rights with varying terms and conditions. The details are summarised below:

Options

	Number of options granted	Grant date	Vesting date and exercisable date	Tranche	Fair value per option at grant date	Exercise Price	Vesting Condition
Contractor – A Zinsser	500,000	30.06.2025	Refer vesting condition	A	$0.008	$0.150	Commencement of 2 drill programs on the Horse Heaven project.
Contractor – A Zinsser	500,000	30.06.2025	Refer vesting condition	B	$0.005	$0.200	Commencement of 2 drill programs on the Horse Heaven project.
Contractor – A Zinsser	500,000	30.06.2025	Refer vesting condition	C	$0.004	$0.250	Commencement of 2 drill programs on the Horse Heaven project.
Contractor – A Zinsser	500,000	30.06.2025	Refer vesting condition	D	$0.003	$0.300	Commencement of 2 drill programs on the Horse Heaven project.
Project Acquisition	55,601,611	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Project Acquisition	55,601,611	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Project Acquisition	55,601,611	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Project Acquisition	55,601,612	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Project Acquisition - Brokers	60,000,000	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Brokers Fees	22,115,385	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Advisors	12,500,000	25.07.2025	25.07.2025	RMLOC Option price on date of issue	$0.060	$0.018	N/A
Advisors	10,000,000	25.07.2025	25.07.2025	E	$0.039	$0.091	N/A
Staff – C Lindsay	1,000,000	17.07.2025	17.07.2026	F	$0.045	$0.100	Remain engaged for 12 months
Staff – C Lindsay	1,000,000	17.07.2025	17.07.2026	G	$0.041	$0.150	Remain engaged for 12 months
Staff – C Lindsay	1,000,000	17.07.2025	17.07.2026	H	$0.038	$0.200	Remain engaged for 12 months
Purchase of property	38,500,000	27/02/2026	27.02.2026	RMLOD Option price on date of issue	$0.012	$0.100	N/A
Brokers	12,500,000	27/02/2026	27.02.2026	RMLOD Option price on date of issue	$0.012	$0.100	N/A
Total	383,021,830

During the 2024/25 year the following options and performance rights were issued.

Options

	Number of options granted	Grant Date	Fair value per option at grant date	Vesting date and exercisable date	Tranche	Exercise Price	Vesting Condition
Brokers	12,500,000	10/12/2024	$0.005	10/12/2024	A	$0.018	Successful Placement
Brokers	2,909,091	10/03/2025	$0.009	10/03/2025	B	$0.018	Successful Placement
Advisors/ Brokers	87,613,636	13/03/2025	$0.006	13/03/2025	C	$0.018	N/A
Shareholders	12,500,000	10/12/2024	$0.005	10/12/2024	D	$0.018	N/A
Shareholders	107,209,933	19/03/2025	-	19/03/2025	E	$0.018	Free attaching
Shareholders	454,546	01/04/2025	-	01/04/2025	F	$0.018	Free attaching
M Rogatsky	31,250,000	10/12/2024	$0.005	10/12/2024	A	$0.018	N/A
A Zaetz	31,250,000	10/12/2024	$0.005	10/12/2024	A	$0.018	N/A
J Kopias	4,000,000	18/03/2025	$0.006	31/07/2025	G	$0.018	Engaged by RML until 31 Jul-25
Other Staff & Contractors	1,000,000	18/03/2025	$0.006	31/07/2025	G	$0.018	Engaged by RML until 31 Jul-25

Schedule of Estimated Fair Value of the Contractor and Staff Options

Details of the options and inputs used to determine the estimated fair value of the contractor and staff options at the grant / measurement date were as follows:

Tranche	Grant date	Original Expiry date	Share price value at grant / measurement date	Exercise price	Dividend yield	Risk-free interest rate	Fair value at grant date
A	30.06.2025	02.09.2026	$0.052	$0.15	Nil	3.27%	$0.008
B	30.06.2025	02.09.2026	$0.052	$0.20	Nil	3.27%	$0.005
C	30.06.2025	02.09.2026	$0.052	$0.25	Nil	3.27%	$0.004
D	30.06.2025	02.09.2026	$0.052	$0.30	Nil	3.27%	$0.003
E	06.08.2025	02.09.2028	$0.067	$0.09	Nil	3.38%	$0.039
F	17.07.2025	02.09.2030	$0.063	$0.10	Nil	3.52%	$0.045
G	17.07.2025	02.09.2030	$0.063	$0.15	Nil	3.52%	$0.041
H	17.07.2025	02.09.2030	$0.063	$0.20	Nil	3.52%	$0.038

The expected volatility is 100%.

The following tranches have been valued using the Monte Carlo Simulation as they include market based performance conditions:

Tranche	Share price value at grant / measurement date	Exercise price	Right Life	Expected dividend yield	Expected share price volatility	Risk-free interest rate	Fair value at grant date
C / H	$0.057	NIL	5.00 years	-	100%	3.66%	$0.053
D	$0.057	NIL	5.00 years	-	100%	3.66%	$0.051
E	$0.057	NIL	5.00 years	-	100%	3.66%	$0.049
F	$0.057	NIL	5.00 years	-	100%	3.66%	$0.046

Details of the options and inputs used to determine the estimated fair value of the broker options at the grant date were as follows:

Tranche	Grant date	Expiry date	Share price value at grant date	Exercise price	Expected volatility	Dividend yield	Risk-free interest rate	Fair value at grant date
A	10/12/2024	31/07/2028	$0.013	$0.018	100%	N/A	4.07%	$0.005
B	10/03/2025	31/07/2028	$0.011	$0.018	100%	N/A	4.76%	$0.009
C	13/03/2025	31/07/2028	$0.011	$0.018	100%	N/A	4.76%	$0.006
D	10/12/2024	31/07/2028	$0.013	$0.018	100%	N/A	4.07%	$0.005
G	18/03/2025	31/07/2028	$0.011	$0.018	100%	N/A	3.76%	$0.006

Schedule of Performance Rights

Performance Rights

	Number	Grant / measurement Date	Expiry Date	Tranche	Fair value per right	Total fair value
Advisors[1]	115,000,000	25.07.2025	31.10.2027	A	$0.081	$9,315,000
Advisors	85,000,000	02.09.2025	31.10.2027	B	$0.057	$4,845,000
Advisors	4,500,000	02.09.2025	02.09.2030	C	$0.053	$238,500
Advisors	3,000,000	02.09.2025	02.09.2030	D	$0.051	$153,000
Advisors	2,250,000	02.09.2025	02.09.2030	E	$0.049	$110,250
Advisors	1,800,000	02.09.2025	02.09.2030	F	$0.046	$82,800
Contractors – A Zinsser	1,000,000	02.09.2025	31.12.2026	G	$0.057	$57,000
Directors	100,000,000	02.09.2025	31.07.2030	H	$0.053	$5,300,000
J Kopias	5,000,000	02.09.2025	31.07.2030	H	$0.053	$265,000
Other staff	1,000,000	02.09.2025	31.07.2030	H	$0.053	$53,000
Other Staff	4,000,000	02.09.2025	02.09.2030	I	$0.057	$228,000
Advisors	6,500,000	11.11.2025	31.12.2027	J	$0.080	$520,000
Advisors	12,500,000	11.03.2026	31.12.2027	J	$0.050	$625,000
Directors	115,000,000	17.02.2026	31.12.2030	K	$0.040	$4,600,000
J Kopias	4,000,000	17.02.2026	31.12.2030	K	$0.040	$160,000
Advisors	55,000,000	12.03.2026	31.12.2030	K	$0.051	$2,805,000
Advisors	55,000,000	30.03.2026	31.12.2030	K	$0.048	$2,640,000
Advisors	10,000,000	31.03.2026	31.12.2030	K	$0.051	$510,000
Other Staff	2,000,000	17.02.2026	27.02.2031	L	$0.040	$80,000
Other Staff	2,000,000	17.02.2026	27.02.2031	M	$0.040	$80,000
Other Staff	2,000,000	17.02.2026	27.02.2031	N	$0.040	$80,000
Advisors	26,000,000	30.04.2026	31.12.2030	O	$0.064	$1,664,000
Total	612,550,000					$34,411,550

[1]	These performance rights vested and were exercised during the reporting period.

Performance Rights

	Number	Grant Date	Expiry of milestone achievement	Tranche	Fair value per right	Total fair value
J Kopias	4,000,000	18/03/2025	31/05/2025	STI	$0.011	$44,000
Other Staff & Contractors	1,000,000	18/03/2025	31/05/2025	STI	$0.011	$11,000

Schedule of Movements in Other Reserves

Movements in other reserves during the current financial year are set out below:

	2026 A$	2025 A$
Opening Balance	(844,198)	(720,019)
Foreign currency movements	(35,540)	240
Fair value movements in FVOCI investments	11,604	(124,419)
Balance 30 June	(868,134)	(844,198)

Movements in each class of reserve during the current financial year are set out below:

Reconciliation of reserves	2025 $	2024 $
Opening Balance	(720,019)	53,875
Foreign currency movements	240	(16,377)
Fair value movements in FVOCI investments	(124,419)	(757,517)
Balance 30 June	(844,198)	(720,019)